Lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2017
Lease liabilities
Lease payments			€ 9
Lease liability			9
Less amount due for settlement within 12 months	€ 5,826		9
Amount due for settlement after 12 months	19,558
Less than 1 year
Lease liabilities
Lease payments			9
IFRS 16
Lease liabilities
Lease payments	26,353
Present value of lease payments	25,384		9
Less future finance charges	969
Lease liability	25,384	€ 25,912
Less amount due for settlement within 12 months	5,826	4,516	9
Amount due for settlement after 12 months	19,558	€ 21,396
IFRS 16 | Less than 1 year
Lease liabilities
Lease payments	6,189
Present value of lease payments	5,826		€ 9
IFRS 16 | In the second to fifth years inclusive
Lease liabilities
Lease payments	16,320
Present value of lease payments	15,783
IFRS 16 | More than 5 years
Lease liabilities
Lease payments	3,844
Present value of lease payments	€ 3,775